Investment in Cauchari-Olaroz Project - Schedule of Amounts Presented in Financial Statements of Joint Venture (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minera Exar S.A.
Disclosure of joint ventures [line items]
Depreciation	$ 54,252	$ 20,196